Intangible Assets, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

5 — INTANGIBLE ASSETS, NET

As of June 30, 2023 and 2024, intangible assets, net consisted of the following:

	June 30, 2023	June 30, 2024
	RMB	RMB
Software	4,705,335	6,167,067
Less: accumulated amortization	(2,521,658)	(3,586,021)
	2,183,677	2,581,046

For the fiscal years ended June 30, 2022, 2023 and 2024, amortization expenses were RMB 693,279, RMB 920,418 and RMB 1,064,363 (US$146,461), respectively.

The following is a schedule, by years, of amortization of intangible assets as of June 30, 2024:

June 30, 2024
RMB
For the year ending June 30, 2025	1,041,609
For the year ending June 30, 2026	540,134
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	312,995
For the year ending June 30, 2029	146,174
2,581,046